Turnover and Segment Information - Summary of Geographical Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Turnover	£ 30,821	£ 30,186	£ 27,889
Non-current assets	34,426	34,566
UK [member]
Disclosure of geographical areas [line items]
Non-current assets	6,118	6,824
US [member]
Disclosure of geographical areas [line items]
Non-current assets	7,540	6,841
Rest of World. [member]
Disclosure of geographical areas [line items]
Non-current assets	20,768	20,901
Customer [member]
Disclosure of geographical areas [line items]
Turnover	30,821	30,186	27,889
Customer [member] | UK [member]
Disclosure of geographical areas [line items]
Turnover	923	940	1,056
Customer [member] | US [member]
Disclosure of geographical areas [line items]
Turnover	11,982	11,263	10,197
Customer [member] | Rest of World. [member]
Disclosure of geographical areas [line items]
Turnover	£ 17,916	£ 17,983	£ 16,636